Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total number of ordinary shares
Classes of share capital
Outstanding, beginning of period	€ 59,063,521	€ 54,169,257	€ 53,172,513
Capital increase through exercise of warrants	3,665	294,264	487,840
Capital increase through exercise of convertible bonds		4,600,000	€ 508,904
Equity-settled share-based payment expense	0
Merger With Ailanthus NV			13,428,688
Cancellation treasury shares (Ailanthus NV)			€ (13,428,688)
Outstanding, end of period	59,067,186	59,063,521	54,169,257
Total shareholders' capital
Classes of share capital
Outstanding, beginning of period	4,489	4,096	3,066
Capital increase through exercise of warrants	(2)	22	30
Capital increase through exercise of convertible bonds		371	€ 1,000
Equity-settled share-based payment expense	0
Merger With Ailanthus NV			1,862,000
Cancellation treasury shares (Ailanthus NV)			€ (1,862)
Outstanding, end of period	4,487	4,489	4,096
Total share-premium
Classes of share capital
Outstanding, beginning of period	233,872	141,275	138,090
Capital increase through exercise of warrants	22	2,322	3,082
Capital increase through exercise of convertible bonds		90,235
Equity-settled share-based payment expense	0	41	103
Outstanding, end of period	€ 233,895	€ 233,872	€ 141,275